UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-05206

Exact name of registrant as specified in charter:	Prudential Jennison Natural Resources Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2019

Date of reporting period:	4/30/2019

Item 1 – Reports to Stockholders

PGIM JENNISON NATURAL RESOURCES FUND

SEMIANNUAL REPORT

APRIL 30, 2019

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2019 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2019 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM Jennison Natural Resources Fund	3

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Jennison Natural Resources Fund informative and useful. The report covers performance for the six-month period ended April 30, 2019.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Natural Resources Fund

June 14, 2019

PGIM Jennison Natural Resources Fund	5

Your Fund’s Performance (unaudited)

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 4/30/19 (without sales charges)	Average Annual Total Returns as of 4/30/19 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	–0.39	–21.08	–10.18	0.44	—
Class B	–0.78	–21.34	–10.02	0.27	—
Class C	–0.72	–17.85	–9.78	0.31	—
Class R	–0.52	–16.70	–9.35	0.80	—
Class Z	–0.21	–16.19	–8.86	1.33	—
Class R6	–0.13	–16.07	–8.73	N/A	–5.46 (12/27/10)
Lipper Global Natural Resources Index
	0.03	–11.78	–4.85	2.85	—
S&P 500 Index
	9.75	13.48	11.62	15.31	—
MSCI World Net Dividends (ND) Index
	8.83	6.48	7.31	11.58	—
Lipper Global Natural Resources Funds Average
	2.97	–8.64	–4.87	1.92	—

Source: PGIM Investments LLC and Lipper Inc.

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class R	Class Z	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	5.00% (Yr. 1) 4.00% (Yr. 2) 3.00% (Yr. 3) 2.00% (Yr. 4) 1.00% (Yr. 5) 1.00% (Yr. 6) 0.00% (Yr. 7)	1.00% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30%	1.00%	1.00%	0.75% (0.50% currently)	None	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Lipper Global Natural Resources Index—The Lipper Global Natural Resources Index (Lipper Index) is an unmanaged index which tracks the performance of the 10 largest global natural resources mutual funds. The average annual total return for the Lipper Index measured from the month-end closest to the inception date of the Fund’s Class R6 shares is –2.65%.

S&P 500 Index—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed. The average annual total return for the S&P 500 Index measured from the month-end closest to the inception date of the Fund’s Class R6 shares is 13.08%.

MSCI World Net Dividends Index—The Morgan Stanley Capital International World Net Dividends Index (MSCI World ND Index) is an unmanaged free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets. The MSCI World ND Index is unmanaged and the total return includes the reinvestment of all dividends. The ND version of the MSCI World Index reflects the impact of the maximum withholding taxes on reinvested dividends. The average annual total return for the MSCI World ND Index measured from the month-end closest to the inception date of the Fund’s Class R6 shares is 8.78%.

PGIM Jennison Natural Resources Fund	7

Your Fund’s Performance (continued)

Lipper Global Natural Resources Funds Average—The Lipper Global Natural Resources Funds Average (Lipper Average) is based on the average return of all mutual funds in the Lipper Global Natural Resources Funds universe. The average annual total return for the Lipper Average measured from the month-end closest to the inception date of the Fund’s Class R6 shares is –3.00%.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Index and the Lipper Average would be lower if they included the effects of sales charges or taxes.

Presentation of Fund Holdings

Five Largest Holdings expressed as a percentage of net assets as of 04/30/19 (%)
EOG Resources, Inc., Oil & Gas Exploration & Production	3.4
Concho Resources, Inc., Oil & Gas Exploration & Production	3.3
Anglo American PLC, Diversified Metals & Mining	3.2
WPX Energy, Inc., Oil & Gas Exploration & Production	3.1
BP PLC, Integrated Oil & Gas	3.1

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 04/30/19 (%)
Oil & Gas Exploration & Production	23.9
Integrated Oil & Gas	11.5
Diversified Metals & Mining	11.5
Oil & Gas Equipment & Services	9.5
Copper	8.7

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2019. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the

PGIM Jennison Natural Resources Fund	9

Fees and Expenses (continued)

period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Natural Resources Fund		Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$996.10	1.35%	$6.68
	Hypothetical	$1,000.00	$1,018.10	1.35%	$6.76
Class B	Actual	$1,000.00	$992.20	2.19%	$10.82
	Hypothetical	$1,000.00	$1,013.93	2.19%	$10.94
Class C	Actual	$1,000.00	$992.80	2.01%	$9.93
	Hypothetical	$1,000.00	$1,014.83	2.01%	$10.04
Class R	Actual	$1,000.00	$994.80	1.60%	$7.91
	Hypothetical	$1,000.00	$1,016.86	1.60%	$8.00
Class Z	Actual	$1,000.00	$997.90	0.94%	$4.66
	Hypothetical	$1,000.00	$1,020.13	0.94%	$4.71
Class R6	Actual	$1,000.00	$998.70	0.84%	$4.16
	Hypothetical	$1,000.00	$1,020.63	0.84%	$4.21

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2019, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2019 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of April 30, 2019

Description	Shares	Value
LONG-TERM INVESTMENTS 97.6%

COMMON STOCKS

Aluminum 1.9%
Alcoa Corp.*	240,644	$6,420,382
Constellium NV, (Class A Stock)*	1,109,723	10,364,813

		16,785,195

Coal & Consumable Fuels 0.5%
Whitehaven Coal Ltd. (Australia)	1,627,247	4,812,633

Copper 8.7%
Antofagasta PLC (Chile)	429,219	5,110,910
ERO Copper Corp. (Canada)*	778,699	10,677,540
First Quantum Minerals Ltd. (Zambia)	1,423,517	15,035,281
Freeport-McMoRan, Inc.	639,545	7,872,799
Lundin Mining Corp. (Chile)	3,581,678	19,222,412
OZ Minerals Ltd. (Australia)	651,702	4,561,678
Southern Copper Corp. (Peru)(a)	435,113	16,717,041

		79,197,661

Diversified Chemicals 1.0%
Chemours Co. (The)(a)	247,591	8,915,752

Diversified Metals & Mining 11.5%
Anglo American PLC (South Africa)	1,115,082	28,952,398
BHP Group Ltd. (Australia), ADR(a)	299,847	15,876,899
China Molybdenum Co. Ltd. (China) (Class H Stock)(a)	10,161,881	3,835,657
Glencore PLC (Switzerland)*	4,619,641	18,465,940
Hudbay Minerals, Inc. (Canada)	631,554	4,205,017
Rio Tinto PLC (Australia), ADR(a)	253,825	14,950,292
Teck Resources Ltd. (Canada) (Class B Stock)	784,174	18,545,715

		104,831,918

Electrical Components & Equipment 2.2%
GrafTech International Ltd.(a)	886,533	10,150,803
Sunrun, Inc.*(a)	621,082	9,446,657

		19,597,460

See Notes to Financial Statements.

PGIM Jennison Natural Resources Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Fertilizers & Agricultural Chemicals 3.1%
FMC Corp.	143,376	$11,335,306
Nutrien Ltd. (Canada)	306,748	16,619,607

		27,954,913

Gold 6.4%
Agnico Eagle Mines Ltd. (Canada)	482,540	19,981,981
Alacer Gold Corp.*	1,787,840	4,737,502
Algold Resources Ltd. (Canada), 144A*	4,379	539
Axmin, Inc. (Canada)*	666,158	208,843
Barrick Gold Corp. (Canada)	1,724,572	21,936,556
Newmont Goldcorp Corp.	350,030	10,871,932

		57,737,353

Heavy Electrical Equipment 0.5%
TPI Composites, Inc.*(a)	159,049	4,922,566

Industrial Machinery 0.7%
Chart Industries, Inc.*(a)	71,569	6,317,396

Integrated Oil & Gas 11.5%
BP PLC (United Kingdom), ADR	633,325	27,695,302
Chevron Corp.	102,602	12,318,396
Equinor ASA (Norway), ADR(a)	651,037	14,446,511
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	530,012	16,943,079
Suncor Energy, Inc. (Canada)(a)	767,183	25,317,039
TOTAL SA (France), ADR	132,155	7,357,069

		104,077,396

Oil & Gas Drilling 1.7%
Ensco Rowan PLC(a)	376,103	5,254,159
Independence Contract Drilling, Inc.*	1,722,043	4,873,382
Patterson-UTI Energy, Inc.	394,322	5,358,836

		15,486,377

Oil & Gas Equipment & Services 9.5%
Apergy Corp.*	226,637	8,995,222
Cactus, Inc. (Class A Stock)*	262,010	9,510,963
Halliburton Co.	159,582	4,520,958
National Energy Services Reunited Corp.*	440,459	4,655,652
ProPetro Holding Corp.*(a)	451,659	9,995,214
Schlumberger Ltd.	229,255	9,784,603

See Notes to Financial Statements.

12

Description	Shares	Value
COMMON STOCKS (Continued)

Oil & Gas Equipment & Services (cont’d.)
Select Energy Services, Inc. (Class A Stock)*(a)	728,365	$8,390,765
Solaris Oilfield Infrastructure, Inc. (Class A Stock)(a)	477,032	8,104,774
TechnipFMC PLC (United Kingdom)(a)	905,668	22,270,376

		86,228,527

Oil & Gas Exploration & Production 23.9%
Aker BP ASA (Norway)	203,435	6,722,273
Anadarko Petroleum Corp.(a)	126,130	9,188,571
Brigham Minerals, Inc. (Class A Stock)*	175,000	3,589,250
Concho Resources, Inc.	261,371	30,156,986
Continental Resources, Inc.*	367,245	16,889,598
Devon Energy Corp.	241,403	7,758,692
Diamondback Energy, Inc.	154,550	16,442,575
EOG Resources, Inc.	322,504	30,976,509
Kosmos Energy Ltd. (Ghana)	1,927,442	12,894,587
Lekoil Ltd. (Nigeria)*	23,939,552	2,108,158
Noble Energy, Inc.	1,004,433	27,179,957
Parsley Energy, Inc. (Class A Stock)*	307,597	6,139,636
Pioneer Natural Resources Co.	52,363	8,716,345
Range Resources Corp.(a)	1,071,001	9,681,849
Sintana Energy, Inc. (Canada)*	637,992	92,863
Sintana Energy, Inc. (Canada), Reg D*	1,304,999	189,949
WPX Energy, Inc.*	2,033,426	28,244,287

		216,972,085

Oil & Gas Refining & Marketing 5.2%
Marathon Petroleum Corp.	404,682	24,632,993
Valero Energy Corp.(a)	250,215	22,684,492

		47,317,485

Oil & Gas Storage & Transportation 5.6%
Cheniere Energy, Inc.*	305,803	19,678,423
Kinder Morgan, Inc.	842,926	16,748,940
Targa Resources Corp.	366,888	14,730,553

		51,157,916

Precious Metals & Minerals 0.0%
Sedibelo Platinum Mines Ltd. (South Africa) Private Placement (original cost $4,469,143; purchased 11/27/07)*^(f)	523,100	—

See Notes to Financial Statements.

PGIM Jennison Natural Resources Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Renewable Electricity 0.8%
NextEra Energy Partners LP	163,369	$7,519,875

Semiconductors 0.8%
First Solar, Inc.*(a)	122,605	7,543,886

Silver 0.6%
Wheaton Precious Metals Corp. (Canada)(a)	241,459	5,234,831

Steel 1.5%
Steel Dynamics, Inc.	193,191	6,120,291
Warrior Met Coal, Inc.	250,230	7,757,130

		13,877,421

TOTAL LONG-TERM INVESTMENTS (cost $753,934,584)		886,488,646

SHORT-TERM INVESTMENTS 7.7%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	9,709,915	9,709,915
PGIM Institutional Money Market Fund (cost $60,059,966; includes $59,865,949 of cash collateral for securities on loan)(b)(w)	60,061,199	60,079,217

TOTAL SHORT-TERM INVESTMENTS (cost $69,769,881)		69,789,132

TOTAL INVESTMENTS 105.3% (cost $823,704,465)		956,277,778
Liabilities in excess of other assets (5.3)%		(48,062,159)

NET ASSETS 100.0%		$908,215,619

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

LIBOR—London Interbank Offered Rate

Reg D—Security was purchased pursuant to Regulation D under the Securities Act of 1933, providing exemption from the registration requirements. Unless otherwise noted, Regulation D securities are deemed to be liquid.

*	Non-income producing security.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $0 and 0.0% of net assets.

See Notes to Financial Statements.

14

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $56,743,321; cash collateral of $59,865,949 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $4,469,143. The aggregate value of $0 is 0.0% of net assets.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aluminum	$16,785,195	$—	$—
Coal & Consumable Fuels	—	4,812,633	—
Copper	69,525,073	9,672,588	—
Diversified Chemicals	8,915,752	—	—
Diversified Metals & Mining	53,577,923	51,253,995	—
Electrical Components & Equipment	19,597,460	—	—
Fertilizers & Agricultural Chemicals	27,954,913	—	—
Gold	57,736,814	539	—
Heavy Electrical Equipment	4,922,566	—	—
Industrial Machinery	6,317,396	—	—
Integrated Oil & Gas	87,134,317	16,943,079	—
Oil & Gas Drilling	15,486,377	—	—
Oil & Gas Equipment & Services	86,228,527	—	—
Oil & Gas Exploration & Production	208,141,654	8,830,431	—
Oil & Gas Refining & Marketing	47,317,485	—	—
Oil & Gas Storage & Transportation	51,157,916	—	—
Precious Metals & Minerals	—	—	—
Renewable Electricity	7,519,875	—	—
Semiconductors	7,543,886	—	—
Silver	5,234,831	—	—
Steel	13,877,421	—	—
Affiliated Mutual Funds	69,789,132	—	—

Total	$864,764,513	$91,513,265	$—

See Notes to Financial Statements.

PGIM Jennison Natural Resources Fund	15

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Country Allocation:

The country allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2019 were as follows:

United States (including 6.6% of collateral for securities on loan)	63.5%
Canada	13.6
United Kingdom	5.5
Australia	4.4
South Africa	3.2
Chile	2.7
Norway	2.3
Switzerland	2.0
Netherlands	1.9
Peru	1.8
Zambia	1.6%
Ghana	1.4
France	0.8
China	0.4
Nigeria	0.2

105.3
Liabilities in excess of other assets	(5.3)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$56,743,321	$(56,743,321)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

16

Statement of Assets & Liabilities (unaudited)

as of April 30, 2019

Assets
Investments at value, including securities on loan of $56,743,321:
Unaffiliated investments (cost $753,934,584)	$886,488,646
Affiliated investments (cost $69,769,881)	69,789,132
Receivable for investments sold	12,221,557
Dividends receivable	2,213,399
Receivable for Fund shares sold	1,171,465
Tax reclaim receivable	289,779
Prepaid expenses	3,892

Total Assets	972,177,870

Liabilities
Payable to broker for collateral for securities on loan	59,865,949
Payable for Fund shares reacquired	2,771,874
Management fee payable	574,353
Accrued expenses and other liabilities	513,675
Distribution fee payable	163,969
Affiliated transfer agent fee payable	71,654
Dividends payable	777

Total Liabilities	63,962,251

Net Assets	$908,215,619

Net assets were comprised of:
Common stock, at par	$276,516
Paid-in capital in excess of par	1,377,866,274
Total distributable earnings (loss)	(469,927,171)

Net assets, April 30, 2019	$908,215,619

See Notes to Financial Statements.

PGIM Jennison Natural Resources Fund	17

Statement of Assets & Liabilities (unaudited)

as of April 30, 2019

Class A
Net asset value and redemption price per share, ($335,697,284 ÷ 10,248,691 shares of common stock issued and outstanding)	$32.76
Maximum sales charge (5.50% of offering price)	1.91

Maximum offering price to public	$34.67

Class B
Net asset value, offering price and redemption price per share,
($3,831,004 ÷ 146,178 shares of common stock issued and outstanding)	$26.21

Class C
Net asset value, offering price and redemption price per share,
($63,903,713 ÷ 2,437,211 shares of common stock issued and outstanding)	$26.22

Class R
Net asset value, offering price and redemption price per share,
($34,175,999 ÷ 1,061,344 shares of common stock issued and outstanding)	$32.20

Class Z
Net asset value, offering price and redemption price per share,
($423,261,462 ÷ 12,383,269 shares of common stock issued and outstanding)	$34.18

Class R6
Net asset value, offering price and redemption price per share,
($47,346,157 ÷ 1,374,882 shares of common stock issued and outstanding)	$34.44

See Notes to Financial Statements.

18

Statement of Operations (unaudited)

Six Months Ended April 30, 2019

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $288,730 foreign withholding tax)	$13,941,789
Affiliated dividend income	365,553
Income from securities lending, net (including affiliated income of $73,519)	130,927

Total income	14,438,269

Expenses
Management fee	3,558,285
Distribution fee(a)	1,080,341
Transfer agent’s fees and expenses (including affiliated expense of $177,807)(a)	873,165
Custodian and accounting fees	71,715
Shareholders’ reports	66,820
Registration fees(a)	53,861
Directors’ fees	16,496
Legal fees and expenses	13,277
Audit fee	12,197
Miscellaneous	21,950

Total expenses	5,768,107
Less: Fee waiver and/or expense reimbursement(a)	(20,085)
Distribution fee waiver(a)	(41,394)

Net expenses	5,706,628

Net investment income (loss)	8,731,641

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $2,716)	(14,287,130)
Foreign currency transactions	4,180

(14,282,950)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $13,393)	(6,402,196)
Foreign currencies	(7,170)

(6,409,366)

Net gain (loss) on investment and foreign currency transactions	(20,692,316)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(11,960,675)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class R	Class Z	Class R6
Distribution fee	465,602	22,470	468,086	124,183	—	—
Transfer agent’s fees and expenses	383,778	21,603	94,163	43,866	328,519	1,236
Registration fees	9,857	7,447	7,953	7,630	12,684	8,290
Fee waiver and/or expense reimbursement	—	(20,085)	—	—	—	—
Distribution fee waiver	—	—	—	(41,394)	—	—

See Notes to Financial Statements.

PGIM Jennison Natural Resources Fund	19

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2019	Year Ended October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,731,641	$12,322,555
Net realized gain (loss) on investment and foreign currency transactions	(14,282,950)	76,698,003
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(6,409,366)	(157,069,520)

Net increase (decrease) in net assets resulting from operations	(11,960,675)	(68,048,962)

Dividends and Distributions
Distributions from distributable earnings
Class A	(4,465,963)	—
Class B	(37,837)	—
Class C	(1,126,678)	—
Class R	(370,166)	—
Class Z	(8,822,129)	—
Class R6	(878,853)	—

	(15,701,626)	—

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	93,476,950	221,593,821
Net asset value of shares issued in reinvestment of dividends and distributions	13,689,597	—
Cost of shares reacquired	(267,846,278)	(592,547,512)

Net increase (decrease) in net assets from Fund share transactions	(160,679,731)	(370,953,691)

Total increase (decrease)	(188,342,032)	(439,002,653)

Net Assets:
Beginning of period	1,096,557,651	1,535,560,304

End of period	$908,215,619	$1,096,557,651

See Notes to Financial Statements.

20

Notes to Financial Statements (unaudited)

Prudential Jennison Natural Resources Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company for purposes of the 1940 Act. Effective June 11, 2018, PGIM Jennison Natural Resources Fund (the “Fund”) became the sole series of the Company. The Fund is a non-diversified fund for the purpose of the 1940 Act.

The investment objective of the Fund is long-term growth of capital.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Company’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Company’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of

PGIM Jennison Natural Resources Fund	21

Notes to Financial Statements (unaudited) (continued)

Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates.

22

Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

PGIM Jennison Natural Resources Fund	23

Notes to Financial Statements (unaudited) (continued)

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Company’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a Subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Warrants and Rights: The Fund holds warrants and rights acquired either through a direct purchase or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

24

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PGIM Jennison Natural Resources Fund	25

Notes to Financial Statements (unaudited) (continued)

2. Agreements

The Fund has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.75% of the Fund’s average daily net assets up to $1 billion and 0.70% of the average daily net assets in excess of $1 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.75% for the six months ended April 30, 2019.

The Manager has contractually agreed, through February 29, 2020, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable, to the extent that such fees cause the total annual operating expenses to exceed 2.19% of average daily net assets for Class B shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class and, in addition, total annual operating expenses for Class R6 shares will not exceed total anuual operating expenses for Class Z shares. Fees and/or expenses waived

26

and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized withou exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z and Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1%, 1% and 0.75% of the average daily net assets of the Class A, Class B, Class C and Class R shares, respectively. PIMS has contractually agreed to limit such fees to 0.50% of the average daily net assets of the Class R shares through February 29, 2020.

For the reporting period ended April 30, 2019, PIMS received $70,169 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended April 30, 2019, PIMS received $34, $2,423 and $1,559 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the SEC, the Company’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the

PGIM Jennison Natural Resources Fund	27

Notes to Financial Statements (unaudited) (continued)

CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. Any 17a-7 transactions for the reporting period are disclosed in the “Portfolio Securities” note, below.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2019, were $182,819,312 and $329,810,170, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended April 30, 2019, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$ 55,848,316	$175,380,403	$221,518,804	$—	$—	$9,709,915	9,709,915	$365,553

PGIM Institutional Money Market Fund*
137,567,052	473,527,991	551,031,935	13,393	2,716	60,079,217	60,061,199	73,519	**

$193,415,368	$648,908,394	$772,550,739	$13,393	$2,716	$69,789,132		$439,072

*	The Fund did not have any capital gain distributions during the reporting period.
**	This amount is included in “Income from securities lending, net” on the Statement of Operations.

For the reporting period ended April 30, 2019, no 17a-7 transactions were entered into by the Fund.

28

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2019 were as follows:

Tax Basis	$859,325,388

Gross Unrealized Appreciation	221,399,211
Gross Unrealized Depreciation	(124,446,821)

Net Unrealized Appreciation	$96,952,390

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2018 of approximately $561,385,000 which can be carried forward for an unlimited period. Additionally, approximately $49,759,000 of its capital loss carryforward was written off unused due to expiration. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Fund offers Class A, Class B, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a monthly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

PGIM Jennison Natural Resources Fund	29

Notes to Financial Statements (unaudited) (continued)

There are 500 million shares of common stock, $0.01 par value per share, authorized and divided into seven classes, designated Class A, Class B, Class C, Class R, Class Z, Class R6 and Class T common stock, each of which consists of 50 million, 10 million, 50 million, 50 million, 145 million, 105 million and 90 million authorized shares, respectively. The Fund currently does not have any Class T shares outstanding.

As of April 30, 2019, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned 93,320 Class R6 shares of the Fund. At reporting period end, four shareholders of record, each holding greater than 5% of the Fund, held 46% of the Fund’s outstanding shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2019:
Shares sold	628,596	$19,244,529
Shares issued in reinvestment of dividends and distributions	138,139	4,152,472
Shares reacquired	(1,797,463)	(55,603,462)

Net increase (decrease) in shares outstanding before conversion	(1,030,728)	(32,206,461)
Shares issued upon conversion from other share class(es)	993,845	33,080,313
Shares reacquired upon conversion into other share class(es)	(49,171)	(1,556,646)

Net increase (decrease) in shares outstanding	(86,054)	$(682,794)

Year ended October 31, 2018:
Shares sold	1,345,265	$51,953,748
Shares reacquired	(4,426,909)	(168,305,176)

Net increase (decrease) in shares outstanding before conversion	(3,081,644)	(116,351,428)
Shares issued upon conversion from other share class(es)	267,565	10,294,141
Shares reacquired upon conversion into other share class(es)	(597,045)	(23,054,953)

Net increase (decrease) in shares outstanding	(3,411,124)	$(129,112,240)

Class B
Six months ended April 30, 2019:
Shares sold	3,845	$100,368
Shares issued in reinvestment of dividends and distributions	1,463	35,304
Shares reacquired	(23,602)	(593,572)

Net increase (decrease) in shares outstanding before conversion	(18,294)	(457,900)
Shares reacquired upon conversion into other share class(es)	(46,499)	(1,144,012)

Net increase (decrease) in shares outstanding	(64,793)	$(1,601,912)

Year ended October 31, 2018:
Shares sold	6,321	$201,978
Shares reacquired	(93,447)	(2,845,262)

Net increase (decrease) in shares outstanding before conversion	(87,126)	(2,643,284)
Shares reacquired upon conversion into other share class(es)	(171,604)	(5,235,189)

Net increase (decrease) in shares outstanding	(258,730)	$(7,878,473)

30

Class C	Shares	Amount
Six months ended April 30, 2019:
Shares sold	93,295	$2,233,971
Shares issued in reinvestment of dividends and distributions	42,436	1,023,560
Shares reacquired	(701,846)	(17,156,201)

Net increase (decrease) in shares outstanding before conversion	(566,115)	(13,898,670)
Shares reacquired upon conversion into other share class(es)	(1,229,273)	(32,807,841)

Net increase (decrease) in shares outstanding	(1,795,388)	$(46,706,511)

Year ended October 31, 2018:
Shares sold	200,426	$6,234,225
Shares reacquired	(1,442,104)	(44,065,974)

Net increase (decrease) in shares outstanding before conversion	(1,241,678)	(37,831,749)
Shares reacquired upon conversion into other share class(es)	(276,328)	(8,481,057)

Net increase (decrease) in shares outstanding	(1,518,006)	$(46,312,806)

Class R
Six months ended April 30, 2019:
Shares sold	227,080	$6,827,167
Shares issued in reinvestment of dividends and distributions	11,367	336,244
Shares reacquired	(260,553)	(7,961,909)

Net increase (decrease) in shares outstanding before conversion	(22,106)	(798,498)
Shares issued upon conversion from other share class(es)	106	3,360

Net increase (decrease) in shares outstanding	(22,000)	$(795,138)

Year ended October 31, 2018:
Shares sold	268,037	$10,147,700
Shares reacquired	(590,252)	(22,222,126)

Net increase (decrease) in shares outstanding before conversion	(322,215)	(12,074,426)
Shares issued upon conversion from other share class(es)	209	8,042
Shares reacquired upon conversion into other share class(es)	(1,122)	(42,322)

Net increase (decrease) in shares outstanding	(323,128)	$(12,108,706)

Class Z
Six months ended April 30, 2019:
Shares sold	1,833,929	$56,884,924
Shares issued in reinvestment of dividends and distributions	231,976	7,263,164
Shares reacquired	(5,421,256)	(174,580,405)

Net increase (decrease) in shares outstanding before conversion	(3,355,351)	(110,432,317)
Shares issued upon conversion from other share class(es)	105,688	3,465,520
Shares reacquired upon conversion into other share class(es)	(32,884)	(1,076,096)

Net increase (decrease) in shares outstanding	(3,282,547)	$(108,042,893)

Year ended October 31, 2018:
Shares sold	3,359,353	$135,010,580
Shares reacquired	(7,831,685)	(309,860,904)

Net increase (decrease) in shares outstanding before conversion	(4,472,332)	(174,850,324)
Shares issued upon conversion from other share class(es)	729,179	29,295,309
Shares reacquired upon conversion into other share class(es)	(333,461)	(13,915,960)

Net increase (decrease) in shares outstanding	(4,076,614)	$(159,470,975)

PGIM Jennison Natural Resources Fund	31

Notes to Financial Statements (unaudited) (continued)

Class R6	Shares	Amount
Six months ended April 30, 2019:
Shares sold	249,931	$8,185,991
Shares issued in reinvestment of dividends and distributions	27,874	878,853
Shares reacquired	(355,776)	(11,950,729)

Net increase (decrease) in shares outstanding before conversion	(77,971)	(2,885,885)
Shares issued upon conversion from other share class(es)	1,270	42,185
Shares reacquired upon conversion into other share class(es)	(202)	(6,783)

Net increase (decrease) in shares outstanding	(76,903)	$(2,850,483)

Year ended October 31, 2018:
Shares sold	450,691	$18,045,590
Shares reacquired	(1,142,923)	(45,248,070)

Net increase (decrease) in shares outstanding before conversion	(692,232)	(27,202,480)
Shares issued upon conversion from other share class(es)	263,151	11,131,989

Net increase (decrease) in shares outstanding	(429,081)	$(16,070,491)

7. Borrowings

The Fund along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 4, 2018 through October 3, 2019. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended April 30, 2019. The average daily balance for the 3 days that the Fund had loans outstanding during the period was approximately $12,554,000, borrowed at a weighted average interest rate of 3.73%. The maximum loan outstanding amount during the period was $18,612,000. At April 30, 2019, the Fund did not have an outstanding loan amount.

32

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund’s holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-diversification Risk: A non-diversified Fund may invest a greater percentage of its assets in the securities of a single company or industry than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. At this time, the Manager is evaluating the implications of certain other provisions of the ASU related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.

PGIM Jennison Natural Resources Fund	33

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30, 2019		Year Ended October 31,
			2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$33.37		$35.98	$34.20	$32.50	$46.17	$51.41
Income (loss) from investment operations:
Net investment income (loss)	0.27		0.28	0.12	0.02	0.11	(0.10)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.44)		(2.89)	1.97	1.80	(13.78)	(5.14)
Total from investment operations	(0.17)		(2.61)	2.09	1.82	(13.67)	(5.24)
Less Dividends and Distributions:
Dividends from net investment income	(0.44)		-	(0.31)	(0.12)	-	-
Net asset value, end of period	$32.76		$33.37	$35.98	$34.20	$32.50	$46.17
Total Return(b):	(0.39)%		(7.25)%	6.05%	5.60%	(29.61)%	(10.19)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$335,697		$344,851	$494,574	$606,462	$844,746	$1,357,504
Average net assets (000)	$312,962		$456,839	$562,687	$707,741	$1,049,852	$1,614,165
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.35%	(e)	1.24%	1.22%	1.25%	1.22%	1.16%
Expenses before waivers and/or expense reimbursement	1.35%	(e)	1.24%	1.22%	1.25%	1.22%	1.16%
Net investment income (loss)	1.71%	(e)	0.73%	0.34%	0.07%	0.29%	(0.19)%
Portfolio turnover rate(f)	20%		27%	32%	28%	35%	24%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

34

Class B Shares
	Six Months Ended April 30, 2019		Year Ended October 31,
			2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$26.63		$28.98	$27.79	$26.53	$37.95	$42.55
Income (loss) from investment operations:
Net investment income (loss)	0.11		- (b)	(0.11)	(0.16)	(0.13)	(0.38)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.34)		(2.35)	1.61	1.44	(11.29)	(4.22)
Total from investment operations	(0.23)		(2.35)	1.50	1.28	(11.42)	(4.60)
Less Dividends and Distributions:
Dividends from net investment income	(0.19)		-	(0.31)	(0.02)	-	-
Net asset value, end of period	$26.21		$26.63	$28.98	$27.79	$26.53	$37.95
Total Return(c):	(0.78)%		(8.11)%	5.32%	4.82%	(30.09)%	(10.81)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,831		$5,617	$13,613	$23,687	$36,198	$82,144
Average net assets (000)	$4,531		$10,001	$18,557	$27,807	$54,812	$108,955
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	2.19%	(f)	2.19%	1.92%	1.95%	1.92%	1.86%
Expenses before waivers and/or expense reimbursement	3.08%	(f)	2.39%	1.92%	1.95%	1.92%	1.86%
Net investment income (loss)	0.87%	(f)	(0.01)%	(0.36)%	(0.61)%	(0.41)%	(0.88)%
Portfolio turnover rate(g)	20%		27%	32%	28%	35%	24%

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Natural Resources Fund	35

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30, 2019		Year Ended October 31,
			2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$26.71		$28.99	$27.80	$26.53	$37.96	$42.56
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.03	(0.11)	(0.16)	(0.13)	(0.38)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.35)		(2.31)	1.61	1.45	(11.30)	(4.22)
Total from investment operations	(0.22)		(2.28)	1.50	1.29	(11.43)	(4.60)
Less Dividends and Distributions:
Dividends from net investment income	(0.27)		-	(0.31)	(0.02)	-	-
Net asset value, end of period	$26.22		$26.71	$28.99	$27.80	$26.53	$37.96
Total Return(b):	(0.72)%		(7.86)%	5.32%	4.86%	(30.11)%	(10.81)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$63,904		$113,063	$166,711	$234,821	$272,169	$466,488
Average net assets (000)	$94,391		$150,802	$203,277	$236,425	$347,186	$575,495
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	2.01%	(e)	1.90%	1.92%	1.95%	1.92%	1.86%
Expenses before waivers and/or expense reimbursement	2.01%	(e)	1.90%	1.92%	1.95%	1.92%	1.86%
Net investment income (loss)	1.01%	(e)	0.08%	(0.37)%	(0.64)%	(0.41)%	(0.89)%
Portfolio turnover rate(f)	20%		27%	32%	28%	35%	24%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

36

Class R Shares
	Six Months Ended April 30, 2019		Year Ended October 31,
			2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$32.75		$35.40	$33.73	$32.05	$45.62	$50.90
Income (loss) from investment operations:
Net investment income (loss)	0.22		0.18	0.05	(0.05)	0.04	(0.20)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.42)		(2.83)	1.93	1.78	(13.61)	(5.08)
Total from investment operations	(0.20)		(2.65)	1.98	1.73	(13.57)	(5.28)
Less Dividends and Distributions:
Dividends from net investment income	(0.35)		-	(0.31)	(0.05)	-	-
Net asset value, end of period	$32.20		$32.75	$35.40	$33.73	$32.05	$45.62
Total Return(b):	(0.52)%		(7.49)%	5.81%	5.39%	(29.75)%	(10.37)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$34,176		$35,482	$49,793	$59,729	$56,596	$73,455
Average net assets (000)	$33,388		$45,875	$56,984	$56,621	$65,555	$82,208
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.60%	(e)	1.50%	1.42%	1.45%	1.42%	1.36%
Expenses before waivers and/or expense reimbursement	1.85%	(e)	1.75%	1.67%	1.70%	1.67%	1.61%
Net investment income (loss)	1.45%	(e)	0.48%	0.14%	(0.15)%	0.10%	(0.39)%
Portfolio turnover rate(f)	20%		27%	32%	28%	35%	24%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Natural Resources Fund	37

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30, 2019		Year Ended October 31,
			2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$34.88		$37.48	$35.58	$33.82	$47.90	$53.17
Income (loss) from investment operations:
Net investment income (loss)	0.34		0.44	0.24	0.12	0.24	0.06
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.46)		(3.04)	2.05	1.87	(14.32)	(5.33)
Total from investment operations	(0.12)		(2.60)	2.29	1.99	(14.08)	(5.27)
Less Dividends and Distributions:
Dividends from net investment income	(0.58)		-	(0.39)	(0.23)	-	-
Net asset value, end of period	$34.18		$34.88	$37.48	$35.58	$33.82	$47.90
Total Return(b):	(0.21)%		(6.94)%	6.38%	5.90%	(29.39)%	(9.91)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$423,261		$546,496	$739,898	$809,852	$1,028,166	$1,674,337
Average net assets (000)	$464,720		$717,400	$803,996	$834,087	$1,325,084	$1,800,961
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.94%	(e)	0.87%	0.92%	0.95%	0.92%	0.86%
Expenses before waivers and/or expense reimbursement	0.94%	(e)	0.87%	0.92%	0.95%	0.92%	0.86%
Net investment income (loss)	2.10%	(e)	1.10%	0.64%	0.37%	0.60%	0.12%
Portfolio turnover rate(f)	20%		27%	32%	28%	35%	24%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

38

Class R6 Shares
	Six Months Ended April 30, 2019		Year Ended October 31,
			2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$35.16		$37.73	$35.83	$34.04	$48.14	$53.37
Income (loss) from investment operations:
Net investment income (loss)	0.36		0.47	0.27	0.19	0.30	0.12
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.46)		(3.04)	2.08	1.89	(14.40)	(5.35)
Total from investment operations	(0.10)		(2.57)	2.35	2.08	(14.10)	(5.23)
Less Dividends and Distributions:
Dividends from net investment income	(0.62)		-	(0.45)	(0.29)	-	-
Net asset value, end of period	$34.44		$35.16	$37.73	$35.83	$34.04	$48.14
Total Return(b):	(0.13)%		(6.81)%	6.51%	6.15%	(29.29)%	(9.80)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$47,346		$51,048	$70,972	$109,742	$189,234	$189,520
Average net assets (000)	$46,749		$63,591	$95,866	$126,781	$202,883	$182,649
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.84%	(e)	0.78%	0.76%	0.77%	0.76%	0.74%
Expenses before waivers and/or expense reimbursement	0.84%	(e)	0.78%	0.76%	0.77%	0.76%	0.74%
Net investment income (loss)	2.21%	(e)	1.18%	0.71%	0.57%	0.77%	0.23%
Portfolio turnover rate(f)	20%		27%	32%	28%	35%	24%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Natural Resources Fund	39

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Deputy Chief Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer • Charles H. Smith, Anti-Money Laundering Compliance Officer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Jennison Natural Resources Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON NATURAL RESOURCES FUND

SHARE CLASS	A	B	C	R	Z	R6
NASDAQ	PGNAX	PRGNX	PNRCX	JNRRX	PNRZX	PJNQX
CUSIP	74441K107	74441K206	74441K305	74441K404	74441K503	74441K602

MF135E2

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Jennison Natural Resources Fund, Inc.

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	June 17, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 17, 2019

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	June 17, 2019